Comparative Figures (Details) - Schedule of groupings of property, plant and equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Cost:
Cost at beginning	$ 455,820,960	$ 455,820,960		$ 206,106,586
Additions during the year	7,726,643	12,315,483	$ 67,911,792	71,618,332
Cost at ending		468,136,443	455,820,960	277,724,918
Accumulated Depreciation:
Accumulated Depreciation at beginning				8,477,472
Charge for the year	6,735,923	13,541,757	7,948,404	6,018,858
Accumulated Depreciation at ending		42,095,804	28,554,047	14,496,330
Net Carrying Value as at December 31, 2019				263,228,588
Net Carrying Value as at December 31, 2018					$ 197,629,114
Buildings [Member]
Cost:
Cost at beginning	28,037,886	28,037,886		28,037,886
Additions during the year		2,775,806
Cost at ending		30,813,692	28,037,886	28,037,886
Accumulated Depreciation:
Accumulated Depreciation at beginning				1,250,566
Charge for the year		1,214,042		1,121,515
Accumulated Depreciation at ending		5,829,153	4,615,111	2,372,081
Net Carrying Value as at December 31, 2019				25,665,805
Net Carrying Value as at December 31, 2018					26,787,320
Installations [Member]
Cost:
Cost at beginning	179,268,276	179,268,276		65,868,246
Additions during the year		99,130		9,883
Cost at ending		179,367,406	179,268,276	65,878,129
Accumulated Depreciation:
Accumulated Depreciation at beginning				3,148,665
Charge for the year	3,752,486	7,558,769	3,518,868	2,829,671
Accumulated Depreciation at ending		19,845,924	12,287,155	5,978,336
Net Carrying Value as at December 31, 2019				59,899,793
Net Carrying Value as at December 31, 2018					62,719,581
Other Equipments [Member]
Cost:
Cost at beginning	307,695	307,695		213,843
Additions during the year		915,994		4,984
Cost at ending		1,223,689	307,695	218,827
Accumulated Depreciation:
Accumulated Depreciation at beginning				36,436
Charge for the year		185,055		43,237
Accumulated Depreciation at ending		371,454	186,399	79,673
Net Carrying Value as at December 31, 2019				139,154
Net Carrying Value as at December 31, 2018					177,407
Tanks [Member]
Cost:
Cost at beginning	154,532,494	154,532,494		76,100,795
Additions during the year
Cost at ending		154,532,494	154,532,494	76,100,795
Accumulated Depreciation:
Accumulated Depreciation at beginning				1,746,725
Charge for the year	1,577,334	3,148,604	1,816,490	1,565,419
Accumulated Depreciation at ending		9,845,886	6,697,282	3,312,144
Net Carrying Value as at December 31, 2019				72,788,651
Net Carrying Value as at December 31, 2018					74,354,070
Capital Work in Progress [Member]
Cost:
Cost at beginning	8,685,182	8,685,182		8,344,847
Additions during the year	4,174,276	8,524,553	66,784,024	71,603,465
Cost at ending		17,209,735	8,685,182	79,948,312
Accumulated Depreciation:
Accumulated Depreciation at beginning
Charge for the year
Accumulated Depreciation at ending
Net Carrying Value as at December 31, 2019				79,948,312
Net Carrying Value as at December 31, 2018					8,344,847
Right of use assets [Member]
Cost:
Cost at beginning				27,540,969
Additions during the year			1,088,816
Cost at ending				27,540,969
Accumulated Depreciation:
Accumulated Depreciation at beginning				2,295,080
Charge for the year			$ 1,435,287	459,016
Accumulated Depreciation at ending				2,754,096
Net Carrying Value as at December 31, 2019				$ 24,786,873
Net Carrying Value as at December 31, 2018					$ 25,245,889